CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)
Current assets:
Cash and cash equivalents (note 6)	$ 89,642	$ 150,417
Trade accounts receivable (note 7)	412,498	248,785
Inventories (note 8)	1,089,441	1,225,940
Prepaid expenses, deposits and other current assets	95,955	101,810
Total current assets	1,687,536	1,726,952
Non-current assets:
Property, plant and equipment (note 9)	1,174,515	1,115,169
Right-of-use assets	81,447	77,958
Intangible assets (note 11)	261,419	229,951
Goodwill	271,677	271,677
Deferred tax assets	23,971	16,000
Other non-current assets	14,308	2,507
Total non-current assets	1,827,337	1,713,262
Total assets	3,514,873	3,440,214
Current liabilities:
Accounts payable and accrued liabilities	408,294	471,208
Income taxes payable	1,635	6,637
Current portion of lease obligations (note 10(b))	14,161	13,828
Current portion of long-term debt (note 12)	300,000	150,000
Total current liabilities	724,090	641,673
Non-current liabilities:
Long-term debt (note 12)	685,000	780,000
Non-current	83,900	80,162
Other non-current liabilities (note 13)	46,308	56,217
Total non-current liabilities	833,326	916,379
Total liabilities	1,557,416	1,558,052
Equity (note 14):
Share capital	271,213	202,329
Contributed surplus	61,363	79,489
Retained earnings	1,611,231	1,590,499
Accumulated other comprehensive income (note 15)	13,650	9,845
Total equity attributable to shareholders of the Company	1,957,457	1,882,162
Total liabilities and equity	3,514,873	3,440,214
Deferred income taxes (note 19)	$ 18,118	$ 0